Note 9 - Fair Value Measurements	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Fair Value Measurement and Measurement Inputs, Recurring and Nonrecurring [Text Block]

9. FAIR VALUE MEASUREMENTS

The information presented below categorizes the assets and liabilities in the balance sheets that are accounted for at fair value on a recurring basis in periods subsequent to initial recognition.

The mutual funds included in Level 1 are valued based on exchange-quoted market prices of individual securities. The mutual funds included in Level 2 are valued based on the closing net asset value per unit.

Derivative instruments included in Level 1 are valued using quoted market prices on the NYMEX or the Intercontinental Exchange (ICE). Derivative instruments classified in Level 2 include physical commodity derivatives that are valued using broker or dealer quotation services whose prices are derived principally from, or are corroborated by, observable market inputs. Also included in Level 2 are certain derivative instruments that have values that are similar to, and correlate with, quoted prices for exchange-traded instruments in active markets. Derivative instruments included in Level 3 are valued using generally unobservable inputs that are based upon the best information available and reflect management’s assumptions about how market participants would price the asset or liability. There were no Level 3 balances as of September 30, 2022 or 2021. The Company’s and the Utilities’ policy is to recognize transfers between the levels of the fair value hierarchy, if any, as of the beginning of the interim reporting period in which circumstances change or events occur to cause the transfer.

The mutual funds are included in “Other investments” on the Company’s balance sheets and in “Other Property and Investments” on Spire Missouri’s balance sheets. Changes in their recurring valuations are recorded as unrealized investment gains or losses in the corresponding periodic income statement. Derivative assets and liabilities, including receivables and payables associated with cash margin requirements, are presented net on the balance sheets when a legally enforceable netting agreement exist between the Company, Spire Missouri or Spire Alabama and the counterparty to the derivative contract. For additional information on derivative instruments, see Note 10, Derivative Instruments and Hedging Activities.

Spire

				Effects of
	Quoted			Netting
	Prices	Significant	Significant	and Cash
	in Active	Observable	Unobservable	Margin
	Markets	Inputs	Inputs	Receivables
	(Level 1)	(Level 2)	(Level 3)	/Payables	Total
As of September 30, 2022
ASSETS
Gas Utility:
U.S. stock/bond mutual funds	$19.1	$—	$—	$—	$19.1
NYMEX/ICE natural gas contracts	57.8	—	—	(57.8)	—
Gas Marketing:
NYMEX/ICE natural gas contracts	91.8	—	—	(91.8)	—
Natural gas commodity contracts	56.6	—	—	(4.0)	52.6
Other:
U.S. stock/bond mutual funds	29.3	—	—	—	29.3
Interest rate swaps	63.6	—	—	—	63.6
Total	$318.2	$—	$—	$(153.6)	$164.6
LIABILITIES
Gas Utility:
NYMEX/ICE natural gas contracts	$30.7	$—	$—	$(30.7)	$—
Gas Marketing:
NYMEX/ICE natural gas contracts	82.3	—	—	(82.3)	—
Natural gas commodity contracts	65.5	—	—	(4.0)	61.5
Total	$178.5	$—	$—	$(117.0)	$61.5

As of September 30, 2021
ASSETS
Gas Utility:
U.S. stock/bond mutual funds	$23.8	$—	$—	$—	$23.8
NYMEX/ICE natural gas contracts	104.0	—	—	(104.0)	—
Gas Marketing:
NYMEX/ICE natural gas contracts	—	114.7	—	(93.7)	21.0
Natural gas commodity contracts	—	35.2	—	(5.5)	29.7
Other:
U.S. stock/bond mutual funds	26.2	—	—	—	26.2
Interest rate swaps	12.6	—	—	(5.2)	7.4
Total	$166.6	$149.9	$—	$(208.4)	$108.1
LIABILITIES
Gas Utility:
NYMEX/ICE natural gas contracts	$0.3	$—	$—	$(0.3)	$—
Gas Marketing:
NYMEX/ICE natural gas contracts	—	62.0	—	(62.0)	—
Natural gas commodity contracts	—	96.7	—	(5.5)	91.2
Other:
Interest rate swaps	5.7	—	—	(5.2)	0.5
Total	$6.0	$158.7	$—	$(73.0)	$91.7

Spire Missouri

				Effects of
	Quoted			Netting
	Prices	Significant	Significant	and Cash
	in Active	Observable	Unobservable	Margin
	Markets	Inputs	Inputs	Receivables
	(Level 1)	(Level 2)	(Level 3)	/Payables	Total
As of September 30, 2022
ASSETS
U.S. stock/bond mutual funds	$19.1	$—	$—	$—	$19.1
NYMEX/ICE natural gas contracts	57.8	—	—	(57.8)	—
Total	$76.9	$—	$—	$(57.8)	$19.1
LIABILITIES
NYMEX/ICE natural gas contracts	$30.7	$—	$—	$(30.7)	$—

As of September 30, 2021
ASSETS
U.S. stock/bond mutual funds	$23.8	$—	$—	$—	$23.8
NYMEX/ICE natural gas contracts	104.0	—	—	(104.0)	—
Total	$127.8	$—	$—	$(104.0)	$23.8
LIABILITIES
NYMEX/ICE natural gas contracts	$0.3	$—	$—	$(0.3)	$—

Spire Alabama

Spire Alabama occasionally utilizes a gasoline derivative program to stabilize the cost of fuel used in operations. As of September 30, 2022 and September 30, 2021, there were no gasoline derivatives outstanding.